Aug. 28, 2018
Floating Rate Income Portfolio
Floating Rate Income Portfolio

SUPPLEMENT DATED AUGUST 28, 2018

TO THE PROSPECTUS FOR PACIFIC SELECT FUND

CLASS D, I AND P SHARES

DATED MAY 1, 2018

This supplement revises the Pacific Select Fund Class D, I and P Shares prospectus dated May 1, 2018 (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summary section

Floating Rate Income Portfolio — In the Principal Investment Strategies subsection, the third paragraph is deleted.

In addition, in the Principal Investment Strategies subsection, the following is added after the end of the current fourth paragraph.

The Fund may invest up to 20% of its assets in other types of debt instruments or securities including non-investment grade (high yield/high risk, sometimes called “junk bonds”) debt instruments.